SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION AND BENEFIT PLANS

10. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plans

We have two share-based compensation plans for employees. The 2021 Incentive Compensation Plan (the “2021 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as restricted stock, non-qualified stock options, restricted stock units, incentive stock options, performance awards, dividend equivalents, and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2021 Plan consist of non-qualified stock options and restricted stock.

Under the 2021 Plan, the number of shares of common stock available for issuance is (i) 2,500,000, plus (ii) 7,327 shares of common stock that remained available for grant in connection with awards under the Watsco, Inc. 2014 Incentive Compensation Plan (the “2014 Plan”) on the date on which our shareholders approved the 2021 Plan, plus (iii) shares underlying currently outstanding awards issued under the 2014 Plan, which shares become reissuable under the 2021 Plan to the extent that such underlying shares are not issued due to their forfeiture, expiration, termination or otherwise. A total of 262,407 shares of common stock, net of cancellations, had been awarded under the 2021 Plan as of December 31, 2025. As of December 31, 2025, 2,244,920 shares of common stock were reserved for future grants under the 2021 Plan. Options under the 2021 Plan vest over two to seven years of service and have contractual terms of five and ten years. Awards of restricted stock, which are granted at no cost to the employee, vest upon attainment of a specified age, generally toward the end of an employee’s career at age 62 or older. Vesting may be accelerated in certain circumstances prior to the original vesting date.

Our second plan, the 2014 Plan, expired in 2021; therefore, no additional options may be granted, but awards remain outstanding in accordance with their respective terms. There were 3,550 options to purchase common stock outstanding under the 2014 Plan at December 31, 2025. Options under the 2014 Plan vest over two to four years of service and have contractual terms of five years.

The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2025:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	300,495	$301.50
Granted	20,450	443.41
Exercised	(95,816)	246.75
Forfeited	(15,596)	390.03
Expired	(1,834)	279.50
Options outstanding at December 31, 2025	207,699	$334.28	2.15	$6,451
Options exercisable at December 31, 2025	81,860	$293.95	1.11	$3,974

The following is a summary of restricted stock activity as of and for the year ended December 31, 2025:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2024	2,626,297	$143.14
Granted	71,003	478.10
Vested	(22,335)	177.66
Forfeited	(11,548)	353.09
Restricted stock outstanding at December 31, 2025	2,663,417	$150.86

The weighted-average grant date fair value of restricted stock granted during 2025, 2024, and 2023 was $478.10, $428.46, and $302.71, respectively. The fair value of restricted stock that vested during 2025, 2024, and 2023 was $8,991, $102,328, and $5,745, respectively.

During 2025, 9,086 shares of Class B common stock with an aggregate fair market value of $3,657 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2024, 78,378 shares of common stock with an aggregate fair market value of $39,613 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2023, 7,585 shares of common stock with an aggregate fair market value of $2,215 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. These shares were retired upon delivery.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon U.S. Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on the historical volatility of our stock.

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2025	2024	2023
Expected term in years	4.25	5.16	4.25
Risk-free interest rate	3.77%	4.17%	4.11%
Expected volatility	25.04%	24.72%	25.38%
Expected dividend yield	2.40%	2.55%	3.15%
Grant date fair value	$91.37	$93.88	$67.32

Exercise of Stock Options

The total intrinsic value of stock options exercised during 2025, 2024, and 2023 was $19,240, $32,481, and $30,515, respectively. Cash received from Common stock issued upon the exercise of stock options during 2025, 2024, and 2023 was $22,325, $28,791, and $26,835, respectively. The tax benefit from stock option exercises during 2025, 2024, and 2023 was $3,733, $7,040, and $6,617, respectively. During 2025, 2024, and 2023, 2,939 shares of Common stock with an aggregate fair market value of $1,318, 3,999 shares of Common stock with an aggregate fair market value of $1,860 and 17,687 shares of Common stock with an aggregate fair market value of $5,489, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery.

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2025	2024	2023
Stock options	$3,077	$3,798	$3,603
Restricted stock	32,267	31,224	26,397
Share-based compensation expense	$35,344	$35,022	$30,000

At December 31, 2025, there was $4,700 of unrecognized pre-tax compensation expense related to stock options granted under the 2021 Plan, which is expected to be recognized over a weighted-average period of approximately 1.8 years. The total fair value of stock options that vested during 2025, 2024, and 2023 was $4,161, $4,022, and $$2,751, respectively.

At December 31, 2025, there was $208,000 of unrecognized pre-tax compensation expense related to restricted stock, which is expected to be recognized over a weighted-average period of approximately 11.7 years. Of this amount, approximately $36,000 is related to awards granted to our CEO, of which approximately $4,000, $12,000, $11,000, and $9,000 vest in approximately 1, 3, 4, and 7 years upon his attainment of age 86, 88, 89, and 92 respectively, and approximately $58,000 is related to awards granted to our President, of which approximately $57,000 and $1,000 vest in approximately 18 and 20 years upon his attainment of age 62 and 64, respectively. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2025, we were obligated to issue 13,955 shares of restricted stock to our President that vest in approximately 18 years in connection with his 2023 long-term performance-based incentive compensation program.

Employee Stock Purchase Plan

The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The ESPP allows participating employees to purchase shares of Common stock at a 5% discount to the fair market value at specified times. During 2025, 2024, and 2023, employees purchased 3,239, 2,935, and 4,096 shares of Common stock at an average price of $431.44, $429.60, and $306.80 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 2,513, 2,308, and 3,079 additional shares during 2025, 2024, and 2023, respectively. We received proceeds of $2,487, $2,292, and $2,292, respectively, during 2025, 2024, and 2023, for shares of our Common stock purchased and reinvested under the ESPP. At December 31, 2025, 425,309 shares remained available for purchase under the ESPP.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2025, 2024, and 2023, we issued 18,450, 20,387, and 35,533 shares of Common stock, respectively, to the plan, representing the Common stock discretionary matching contribution of $8,743, $8,735, and $8,862, respectively.